Interim condensed consolidated statement of comprehensive income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Loss for the half-year	€ (38,943)	€ (247,075)	[1]
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(46)	(33)	[2]
Income tax related to these items	0	0	[2]
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	(46)	(33)	[2]
Items that may not be reclassified to profit or loss in subsequent periods
Changes in the fair value of equity investments at fair value through other comprehensive income	(6,575)	0	[2]
Remeasurements of post-employment benefit obligations	0	0	[2]
Income tax related to these items	204	0	[2]
Other comprehensive income/(loss) that may not be reclassified to profit or loss in subsequent periods, net of tax	(6,371)	0	[2]
Other comprehensive income/(loss) for the half-year, net of tax	(6,417)	(33)	[2]
Total comprehensive income/(loss) for the half-year, net of tax	(45,360)	(247,108)	[2]
Attributable to:
Equity holders of the Company	(45,228)	(246,946)	[2]
Non-controlling interests	€ (132)	€ (162)	[2]

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies